Kirr Marbach Partners Value
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Basic Materials - 2.4%
Innospec, Inc.	16,507	$2,040,100

Communications - 7.0%
Alphabet, Inc. - Class A	19,570	3,564,675
Anterix, Inc. (a)	21,630	856,332
Liberty Media Corp.-Liberty SiriusXM (a)	30,880	684,301
Liberty Media Corp.-Liberty SiriusXM - Class A (a)	5,350	118,503
Walt Disney Co.	7,170	711,909
		5,935,720

Consumer Cyclical - 13.1%
AutoZone, Inc. (a)	1,733	5,136,785
Crocs, Inc. (a)	6,235	909,936
Dollar Tree, Inc. (a)	23,019	2,457,739
Liberty Media Corp.-Liberty Live - Class A (a)	1,337	50,151
Liberty Media Corp.-Liberty Live - Class C (a)	7,720	295,444
The Shyft Group, Inc.	50,380	597,507
Visteon Corp. (a)	15,043	1,605,088
		11,052,650

Consumer Non Cyclical - 15.8%
Alight, Inc. - Class A (a)	159,370	1,176,151
API Group Corp. (a)	36,980	1,391,558
Biogen, Inc. (a)	7,765	1,800,082
Colliers International Group, Inc.	30,611	3,417,718
GXO Logistics, Inc. (a)	20,654	1,043,027
ICU Medical, Inc. (a)	4,675	555,156
Inmode Ltd. (a)	18,410	335,798
Stride, Inc. (a)	20,590	1,451,595
The Brink's Co.	21,471	2,198,631
		13,369,716

Energy - 5.8%
Exxon Mobil Corp.	15,427	1,775,956
Marathon Petroleum Corp.	17,723	3,074,586
		4,850,542

Financial - 5.7%
Brookfield Asset Management Ltd. - Class A	6,821	259,539
Brookfield Corp.	41,120	1,708,125
Markel Corp. (a)	1,816	2,861,398
		4,829,062

Industrial - 23.3%
Canadian Pacific Kansas City Ltd.	36,270	2,855,537
EMCOR Group, Inc.	15,808	5,771,185
MasTec, Inc. (a)	35,164	3,762,196
Moog, Inc. - Class A	4,725	790,492
Republic Services, Inc.	19,485	3,786,715
RXO, Inc. (a)	39,844	1,041,921
Veralto Corp.	17,840	1,703,185
		19,711,231

Technology - 17.4%
Broadcom, Inc.	4,208	6,756,070
Constellation Software, Inc.	1,465	4,221,230
Crane NXT Co.	12,855	789,554
Lumine Group, Inc. (a)	4,395	118,642
SS&C Technologies Holdings, Inc.	41,642	2,609,704
Topicus.com, Inc.	2,725	233,051
		14,728,251

Utilities - 6.4%
Vistra Energy Corp.	62,769	5,396,879
TOTAL COMMON STOCKS (Cost $33,058,498)		81,914,151

WARRANTS - 0.0%(b)	Contracts	Value
Technology - 0.0%(b)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(c)	1,465	-
TOTAL WARRANTS (Cost $0)		-

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%	Shares
First American Government Obligations Fund - Class X, 5.23% (d)	2,966,615	2,966,615
TOTAL SHORT-TERM INVESTMENTS (Cost $2,966,615)		2,966,615

TOTAL INVESTMENTS - 100.4% (Cost $36,025,113)		84,880,766
Liabilities in Excess of Other Assets - (0.4)%		(301,865)
TOTAL NET ASSETS - 100.0%		$84,578,901

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Kirr Marbach Partners Value has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$81,914,151	$–	$–	$81,914,151
Warrants	–	–	–	–
Money Market Funds	2,966,615	–	–	2,966,615
Total Investments	$84,880,766	$–	$–	$84,880,766

Refer to the Schedule of Investments for further disaggregation of investment categories.